                             SUNAMERICA SERIES TRUST

                 Supplement to the Prospectus dated May 1, 2006


FEDERATED AMERICAN LEADERS PORTFOLIO. On December 13, 2006, the Board of Trustees (the "Board") of SunAmerica Series Trust (the "Trust") approved the following changes to the Federated American Leaders Portfolio: (1) the termination of Federated Equity Management Company of Pennsylvania and the engagement of OppenheimerFunds, Inc. ("Oppenheimer"), as the Portfolio's new subadviser, and (2) an increase to the advisory fees paid to AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"). These changes will be submitted to a vote of the shareholders of the Portfolios. If the changes are approved, the Federated American Leaders Portfolio will change its name to the Equity Opportunities Portfolio.

The shareholders of the FEDERATED AMERICAN LEADERS PORTFOLIO, as of January 19, 2007, will be entitled to vote on the above changes at a special meeting of shareholders to be held on or about March 30, 2007. If approved by shareholders, the new subadviser would begin managing the Portfolio on or about May 1, 2007. Before the meeting, shareholders of the Portfolio will receive a proxy statement containing information about the proposed subadviser, the increase to AIG SAAMCo's advisory fees with respect to the Portfolio, and other information regarding changes to the Portfolio's name, principal investment objective and principal investment strategy.

TELECOM UTILITY PORTFOLIO. On December 13, 2006, the Board approved the termination of Federated Equity Management Company of Pennsylvania as the Portfolio's subadviser and approved the engagement of Massachusetts Financial Services Company, as the Portfolio's new subadviser. The change of subadviser will become effective on or about May 1, 2007. The Board approved the engagement of Columbia without a shareholder vote pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission ("SEC"). The Trust will mail an information statement to all shareholders of record as of May 1, 2007, discussing the subadviser change and any changes to the Portfolio's principal investment strategy.


DATE: DECEMBER 19, 2006

Version A

                             SUNAMERICA SERIES TRUST

                 Supplement to the Prospectus dated May 1, 2006


FEDERATED AMERICAN LEADERS PORTFOLIO. On December 13, 2006, the Board of Trustees (the "Board") of SunAmerica Series Trust (the "Trust") approved the following changes to the Federated American Leaders Portfolio: (1) the termination of Federated Equity Management Company of Pennsylvania and the engagement of OppenheimerFunds, Inc. ("Oppenheimer"), as the Portfolio's new subadviser, and (2) an increase to the advisory fees paid to AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"). These changes will be submitted to a vote of the shareholders of the Portfolios. If the changes are approved, the Federated American Leaders Portfolio will change its name to the Equity Opportunities Portfolio.

MFS MID CAP GROWTH PORTFOLIO. On December 13, 2006, the Board approved the following changes to the MFS Mid Cap Growth Portfolio: (1) the termination of Massachusetts Financial Services Company and the engagement of J.P. Morgan Investment Management, Inc. ("JP Morgan"), as the Portfolio's new subadviser, and (2) an increase to the advisory fees paid to AIG SAAMCo. These changes will be submitted to a vote of the shareholders of the Portfolios. If the changes are approved, the MFS Mid Cap Growth Portfolio will change its name to the Mid Cap Growth Portfolio.

The shareholders of the FEDERATED AMERICAN LEADERS PORTFOLIO and MFS MID CAP GROWTH PORTFOLIO, as of January 19, 2007, will be entitled to vote on the above changes at a special meeting of shareholders to be held on or about March 30, 2007. If approved by shareholders, the new subadvisers would begin managing the Portfolios on or about May 1, 2007. Before the meeting, shareholders of the Portfolios will receive a proxy statement containing information about the proposed subadvisers, the increase to AIG SAAMCo's advisory fees with respect to the Portfolios, and other information regarding changes to the Portfolios' name, principal investment objective and principal investment strategy.


DATE: DECEMBER 19, 2006

Version C1

                             SUNAMERICA SERIES TRUST

                 Supplement to the Prospectus dated May 1, 2006


MFS MID CAP GROWTH PORTFOLIO. On December 13, 2006, the Board approved the following changes to the MFS Mid Cap Growth Portfolio: (1) the termination of Massachusetts Financial Services Company and the engagement of J.P. Morgan Investment Management, Inc. ("JP Morgan"), as the Portfolio's new subadviser, and (2) an increase to the advisory fees paid to AIG SAAMCo. These changes will be submitted to a vote of the shareholders of the Portfolios. If the changes are approved, the MFS Mid Cap Growth Portfolio will change its name to the Mid Cap Growth Portfolio.

The shareholders of the MFS MID CAP GROWTH PORTFOLIO, as of January 19, 2007, will be entitled to vote on the above changes at a special meeting of shareholders to be held on or about March 30, 2007. If approved by shareholders, the new subadvisers would begin managing the Portfolio on or about May 1, 2007. Before the meeting, shareholders of the Portfolio will receive a proxy statement containing information about the proposed subadvisers, the increase to AIG SAAMCo's advisory fees with respect to the Portfolio, and other information regarding changes to the Portfolio's name, principal investment objective and principal investment strategy.


DATE: DECEMBER 19, 2006

Version D

                             SUNAMERICA SERIES TRUST

                 Supplement to the Prospectus dated May 1, 2006


MFS MID CAP GROWTH PORTFOLIO. On December 13, 2006, the Board approved the following changes to the MFS Mid Cap Growth Portfolio: (1) the termination of Massachusetts Financial Services Company and the engagement of J.P. Morgan Investment Management, Inc. ("JP Morgan"), as the Portfolio's new subadviser, and (2) an increase to the advisory fees paid to AIG SAAMCo. These changes will be submitted to a vote of the shareholders of the Portfolios. If the changes are approved, the MFS Mid Cap Growth Portfolio will change its name to the Mid Cap Growth Portfolio.

The shareholders of the MFS MID CAP GROWTH PORTFOLIO, as of January 19, 2007, will be entitled to vote on the above changes at a special meeting of shareholders to be held on or about March 30, 2007. If approved by shareholders, the new subadvisers would begin managing the Portfolio on or about May 1, 2007. Before the meeting, shareholders of the Portfolio will receive a proxy statement containing information about the proposed subadvisers, the increase to AIG SAAMCo's advisory fees with respect to the Portfolio, and other information regarding changes to the Portfolio's name, principal investment objective and principal investment strategy.

TECHNOLOGY PORTFOLIO. On December 13, 2006, the Board approved the termination of Morgan Stanley Investment Management, Inc. d/b/a Van Kampen as the Portfolio's subadviser and approved the engagement of Columbia Management Advisers, Inc. ("Columbia"), as the Portfolio's new subadviser. The change of subadviser will become effective on or about May 1, 2007. The Board approved the engagement of Columbia without a shareholder vote pursuant to an exemptive order granted by the SEC. The Trust will mail an information statement to all shareholders of record as of May 1, 2007, discussing the subadviser change and any changes to the Portfolio's principal investment strategy.


DATE: DECEMBER 19, 2006

Versions:  G & II

                             SUNAMERICA SERIES TRUST

                 Supplement to the Prospectus dated May 1, 2006


FEDERATED AMERICAN LEADERS PORTFOLIO. On December 13, 2006, the Board of Trustees (the "Board") of SunAmerica Series Trust (the "Trust") approved the following changes to the Federated American Leaders Portfolio: (1) the termination of Federated Equity Management Company of Pennsylvania and the engagement of OppenheimerFunds, Inc. ("Oppenheimer"), as the Portfolio's new subadviser, and (2) an increase to the advisory fees paid to AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"). These changes will be submitted to a vote of the shareholders of the Portfolios. If the changes are approved, the Federated American Leaders Portfolio will change its name to the Equity Opportunities Portfolio.

MFS MID CAP GROWTH PORTFOLIO. On December 13, 2006, the Board approved the following changes to the MFS Mid Cap Growth Portfolio: (1) the termination of Massachusetts Financial Services Company and the engagement of J.P. Morgan Investment Management, Inc. ("JP Morgan"), as the Portfolio's new subadviser, and (2) an increase to the advisory fees paid to AIG SAAMCo. These changes will be submitted to a vote of the shareholders of the Portfolios. If the changes are approved, the MFS Mid Cap Growth Portfolio will change its name to the Mid Cap Growth Portfolio.

The shareholders of the FEDERATED AMERICAN LEADERS PORTFOLIO and MFS MID CAP GROWTH PORTFOLIO, as of January 19, 2007, will be entitled to vote on the above changes at a special meeting of shareholders to be held on or about March 30, 2007. If approved by shareholders, the new subadvisers would begin managing the Portfolios on or about May 1, 2007. Before the meeting, shareholders of the Portfolios will receive a proxy statement containing information about the proposed subadvisers, the increase to AIG SAAMCo's advisory fees with respect to the Portfolios, and other information regarding changes to the Portfolios' name, principal investment objective and principal investment strategy.

TELECOM UTILITY PORTFOLIO. On December 13, 2006, the Board approved the termination of Federated Equity Management Company of Pennsylvania as the Portfolio's subadviser and approved the engagement of Massachusetts Financial Services Company, as the Portfolio's new subadviser. The change of subadviser will become effective on or about May 1, 2007. The Board approved the engagement of Columbia without a shareholder vote pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission ("SEC"). The Trust will mail an information statement to all shareholders of record as of May 1, 2007, discussing the subadviser change and any changes to the Portfolio's principal investment strategy.

TECHNOLOGY PORTFOLIO. On December 13, 2006, the Board approved the termination of Morgan Stanley Investment Management, Inc. d/b/a Van Kampen as the Portfolio's subadviser and approved the engagement of Columbia Management Advisers, Inc. ("Columbia"), as the Portfolio's new subadviser. The change of subadviser will become effective on or about May 1, 2007. The Board approved the engagement of Columbia without a shareholder vote pursuant to an exemptive order granted by the SEC. The Trust will mail an information statement to all shareholders of record as of May 1, 2007, discussing the subadviser change and any changes to the Portfolio's principal investment strategy.


DATE: DECEMBER 19, 2006

Versions:  B, Combined Version 1 and Combined Master